Fixed Assets, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fixed Assets, Net [Abstract]
Fixed Assets, Net

3. Fixed Assets, Net

Fixed assets, net, consisted of the following:

	June 30, 2024	December 31, 2023
Construction in progress	$718	$602
Catamaran tray sets	538	538
IT equipment	56	56
Leasehold improvements	15	15
Lab equipment	14	14
Office furniture	9	9
Fixed assets, gross	1,350	1,234
Less: accumulated depreciation	(446)	(273)
Fixed assets, net	$904	$961

Construction in progress is made up of reusable components that will become reusable Catamaran Tray Sets. Depreciation expense was approximately $86 and $35 for the three months ended June 30, 2024 and 2023, respectively. Depreciation expense was approximately $173 and $60 for the six months ended June 30, 2024 and 2023, respectively.

5.  Fixed Assets, net

Fixed assets, net, consisted of the following:

	December 31, 2023	December 31, 2022
Construction in progress	$602	$601
Catamaran tray sets	538	193
IT equipment	56	56
Leasehold improvements	15	-
Lab equipment	14	14
Office furniture	9	9
Fixed assets, gross	1,234	873
Less: accumulated depreciation	(273)	(80)
Fixed assets, net	$961	$793

Construction in progress is made up of reusable components that will become Catamaran Tray Sets. Depreciation expense was approximately $193 and $78 for the years ended December 31, 2023 and 2022, respectively.